SCHEDULE OF FUTURE LEASE COMMITMENT (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments And Contingecies Schedule Of Future Lease Commitment 2	2,217,190
Commitments And Contingecies Schedule Of Future Lease Commitment 5	2,217,190
Commitments And Contingecies Schedule Of Future Lease Commitment 8	2,217,190
Commitments And Contingecies Schedule Of Future Lease Commitment 11	2,217,190
Commitments And Contingecies Schedule Of Future Lease Commitment 14	184,766
Commitments And Contingecies Schedule Of Future Lease Commitment 16	9,053,524
Commitments And Contingecies Schedule Of Future Lease Commitment 1		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 2		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 3		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 4		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 5		1,263,408
Commitments And Contingecies Schedule Of Future Lease Commitment 6		0
Commitments And Contingecies Schedule Of Future Lease Commitment 7		9,926,776